As filed with the Securities and Exchange Commission on March 20, 2020

REGISTRATION NO. 033-06867

INVESTMENT COMPANY ACT FILE NO. 811-04665

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

_____

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
_____
Pre-Effective Amendment No. _____	/ /
_____
Post-Effective Amendment No. 76	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ X /

Amendment No. 76

(Check appropriate box or boxes)

COMMONWEALTH INTERNATIONAL SERIES TRUST

(Exact name of Registrant as Specified in the Charter)

791 Town & Country Blvd., Suite 250, Houston, TX 77024

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: 1-713-260-1434

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

with a copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, Kansas 66211

It is proposed that this filing will become effective:

/ X/	immediately upon filing pursuant to paragraph (b).
/ /	on (date) pursuant to paragraph (b).
/ /	60 days after filing pursuant to paragraph (a)(1) .
/ /	on (date) pursuant to paragraph (a)(1).
/ /	75 days after filing pursuant to paragraph (a)(2).
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

COMMONWEALTH INTERNATIONAL SERIES TRUST

On Behalf of its Series,

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND,

AFRICA FUND,

COMMONWEALTH JAPAN FUND,

COMMONWEALTH GLOBAL FUND

COMMONWEALTH REAL ESTATE SECURITIES FUND

EXPLANATORY NOTE

This Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 75 filed on February 28, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 76 to its Registration Statement to be signed on its behalf by the undersigned, there unto duly authorized, in the City of Houston, and State of Texas on the 20th day of March, 2020.

COMMONWEALTH INTERNATIONAL SERIES TRUST
Registrant

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert W. Scharar	President and Trustee	March 20, 2020
Robert W. Scharar	(Principal Executive Officer)

/s/ Zachary P. Richmond	Treasurer	March 20, 2020
Zachary P. Richmond	(Principal Financial Officer)

*	Trustee	March 20, 2020
John Akard, Jr.

*	Trustee	March 20, 2020
Kathleen Kelly

*	Chairman and Trustee	March 20, 2020
Jack H. Ewing

* By:	/s/ Robert W. Scharar	March 20, 2020
Robert W. Scharar, Attorney-in-Fact

Exhibit List

Exhibit Number	Description
EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase

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